Commitments and Contingencies (Details Narrative) (Lazy Days' R.V. Center, Inc.) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 06, 2017	Jan. 30, 2017	Dec. 20, 2016	Dec. 02, 2016	Mar. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	May 15, 2018
Lease expiry date						Expire through 2022.
Closing price						$ 10.29
Cash and securities in escrow									$ 40
Minimum [Member]
Lease term						36 months
Maximum [Member]
Lease term						4 years
Lazydays' RV Center Inc [Member]
Lease expiry date							Expire through 2022.
Rent expense							$ 3,026	$ 2,953
Cash and securities in escrow		$ 250
Lazydays' RV Center Inc [Member] | Minimum [Member]
Lease term							36 months
Lazydays' RV Center Inc [Member] | Maximum [Member]
Lease term							4 years
Chief Financial Officer [Member]
Initial base salary					$ 325
Employment Agreement [Member] | Chief Executive Officer [Member]
Initial base salary						$ 540
Employment Agreement [Member] | Chief Executive Officer [Member] | Lazydays' RV Center Inc [Member]
Initial base salary				$ 465
Employment Agreement [Member] | Chief Executive Officer [Member] | Lazydays' RV Center Inc [Member] | Before June 30, 2018 [Member]
Severance payments				930
Employment Agreement [Member] | Chief Executive Officer [Member] | Lazydays' RV Center Inc [Member] | After June 30, 2018 [Member]
Severance payments				$ 697
Employment Agreement [Member] | Vice President [Member] | Lazydays' RV Center Inc [Member]
Initial base salary			$ 265
Severance payments			$ 132
Employment Agreement [Member] | Chief Financial Officer [Member]
Initial base salary						$ 325
Employment Agreement [Member] | Chief Financial Officer [Member] | Lazydays' RV Center Inc [Member]
Initial base salary	$ 325
Severance payments	$ 325
Separation Agreement [Member] | Chief Financial Officer [Member] | Lazydays' RV Center Inc [Member]
Estimated remaining aggregate liability							$ 155
Merger Agreement [Member]
Transaction incentive plan expire date		Oct. 31, 2020
Aggregate payment to plan participants of cash		$ 1,510
Merger Agreement [Member] | Lazydays' RV Center Inc [Member]
Transaction incentive plan expire date		Oct. 31, 2020
Aggregate payment to plan participants of cash		$ 1,510
Merger Agreement [Member] | Lazydays' RV Center Inc [Member] | Holdco [Member]
Number of shares issued		51,893
Number of shares issued, value		$ 454
Closing price		$ 8.75